FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	6 Months Ended
Jun. 30, 2024
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
12.   FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

The breakdown of financial assets at fair value through profit or loss is as follows:

In thousands of USD	At June 30, 2024	At December 31, 2023
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	1,000	1,000
- Investment C	9,969	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	21,421	19,875
- Investment E	1,500	1,500
- Investment F	725	400
- Investment I	1,624	-
- Investment J	500	-
Investments in unlisted debt instruments
- Investment G	1,000	1,000
- Investment H	3,000	3,000
Total	41,739	37,775

(1)	See Note 25.

The above investments in unlisted debt and equity instruments at June 30, 2024 and December 31, 2023 were investments in funds and privately-held enterprises. These financial assets at fair value through profit or loss are measured at fair value using Levels 3 inputs with the assistance of an independent valuation specialist. Refer to Note 5 for more information. The Group does not have control or significant influence over the funds or privately-held enterprises.